Supplement dated July 5, 2012 to:

Value Line Asset Allocation Fund, Inc. Summary Prospectus, dated August 1, 2011, as Supplemented February 17, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Summary Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.65%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.39%
		Total Annual Fund Operating Expenses2			1.29%
		Less: 12b-1 Fee Waiver3			-0.10%
		Net Expenses			1.19%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 1, 2012, as if it had been in effect during the Fund’s fiscal year ended March 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

	3
Effective August 1, 2011 through July 31, 2013, EULAV Securities LLC (the “Distributor”) contractually agreed to waive a portion of the Fund’s 12b-1 fee in an amount equal to 0.10% of the Fund’s average daily net assets. The waiver cannot be terminated before July 31, 2013 without the approval of the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Asset Allocation Fund	$121	$399	$698	$1,548

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Asset Allocation Fund, Inc. Prospectus, dated August 1, 2011, as Supplemented February 17, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.65%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.39%
		Total Annual Fund Operating Expenses2			1.29%
		Less: 12b-1 Fee Waiver3			-0.10%
		Net Expenses			1.19%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 1, 2012, as if it had been in effect during the Fund’s fiscal year ended March 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

	3
Effective August 1, 2011 through July 31, 2013, EULAV Securities LLC (the “Distributor”) contractually agreed to waive a portion of the Fund’s 12b-1 fee in an amount equal to 0.10% of the Fund’s average daily net assets. The waiver cannot be terminated before July 31, 2013 without the approval of the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Asset Allocation Fund	$121	$399	$698	$1,548

The following bullet is added immediately after the bullet captioned “Distribution plan” on page 16 of the Prospectus:

■ Other payments by the Fund

The Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries.  This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that the Fund would otherwise bear had such accounts been direct shareholders in the Fund and may not exceed 0.05% of the Fund’s average daily net assets.  This fee is in addition to the Rule 12b-1 fee.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Emerging Opportunities Fund, Inc. Summary Prospectus, dated August 1, 2011, As Supplemented February 17, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Summary Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.75%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.26%
		Total Annual Fund Operating Expenses2			1.26%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s fiscal year ended March 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Emerging Opportunities Fund	$126	$400	$692	$1,523

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Emerging Opportunities Fund, Inc. Prospectus, dated August 1, 2011, As Supplemented February 17, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.75%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.26%
		Total Annual Fund Operating Expenses2			1.26%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s fiscal year ended March 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Emerging Opportunities Fund	$126	$400	$692	$1,523

The following bullet is added immediately after the bullet captioned “Distribution plan” on page 16 of the Prospectus:

■ Other payments by the Fund

The Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries.  This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that the Fund would otherwise bear had such accounts been direct shareholders in the Fund and may not exceed 0.05% of the Fund’s average daily net assets.  This fee is in addition to the Rule 12b-1 fee.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

The Value Line Fund, Inc. Prospectus, dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.69%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.38%
		Total Annual Fund Operating Expenses2			1.32%
		Less: 12b-1 Fee Waiver3			-0.25%
		Net Expenses			1.07%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s fiscal year ended December 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

	3
Effective May 1, 2012 through June 30, 2013, EULAV Securities LLC (the “Distributor”) contractually agreed to waive all of the Fund’s 12b-1 fee in an amount equal to 0.25% of the Fund’s average daily net assets. The waiver cannot be terminated before June 30, 2013 without the approval of the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Fund	$109	$394	$700	$1,568

The following bullet is added immediately after the bullet captioned “Distribution plan” on page 16 of the Prospectus:

■ Other payments by the Fund

The Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries.  This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that the Fund would otherwise bear had such accounts been direct shareholders in the Fund and may not exceed 0.05% of the Fund’s average daily net assets.  This fee is in addition to the Rule 12b-1 fee.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Larger Companies Fund, Inc. Prospectus, dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.75%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.26%
		Total Annual Fund Operating Expenses2			1.26%
		Less: 12b-1 Fee Waiver3			-0.25%
		Net Expenses			1.01%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s fiscal year ended December 31, 2011.

	2	“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table. The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

	3
Effective March 1, 2012 through June 30, 2013, EULAV Securities LLC (the “Distributor”) contractually agreed to waive all of the Fund’s 12b-1 fee in an amount equal to 0.25% of the Fund’s average daily net assets. The waiver cannot be terminated before June 30, 2013 without the approval of the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Larger Companies Fund	$103	$375	$668	$1,501

The following bullet is added immediately after the bullet captioned “Distribution plan” on page 16 of the Prospectus:

■ Other payments by the Fund

The Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries.  This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that the Fund would otherwise bear had such accounts been direct shareholders in the Fund and may not exceed 0.05% of the Fund’s average daily net assets.  This fee is in addition to the Rule 12b-1 fee.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Premier Growth Fund, Inc. Prospectus, dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.75%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.27%
		Total Annual Fund Operating Expenses2			1.27%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s fiscal year ended December 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table.  The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Premier Growth Fund	$129	$403	$697	$1,534

The following bullet is added immediately after the bullet captioned “Distribution plan” on page 16 of the Prospectus:

■ Other payments by the Fund

The Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries.  This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that the Fund would otherwise bear had such accounts been direct shareholders in the Fund and may not exceed 0.05% of the Fund’s average daily net assets.  This fee is in addition to the Rule 12b-1 fee.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Income and Growth Fund, Inc. Prospectus, dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus listed above and all applicable Supplements.

The Fees and expenses section under FUND SUMMARY in the Prospectus is deleted (except for the discussion of “Portfolio Turnover”) and replaced with the following:

Fees and expenses	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Management Fees			0.66%
		Distribution and Service (12b-1) Fees			0.25%
		Other Expenses1			0.31%
		Total Annual Fund Operating Expenses2			1.22%
		Less: 12b-1 Fee Waiver3			-0.05%
		Net Expenses			1.17%

	1	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s fiscal year ended December 31, 2011.

	2
“Total Annual Fund Operating Expenses” shown may differ from the Fund’s expense ratios appearing in the Financial Highlights table.  The Financial Highlights table includes the Fund’s actual expenses incurred in the previous fiscal years but does not include the sub-transfer agency fee.

	3
Effective May 1, 2012 through June 30, 2013, EULAV Securities LLC (the “Distributor”) contractually agreed to waive a portion of the Fund’s 12b-1 fee in an amount equal to 0.05% of the Fund’s average daily net assets.  The waiver cannot be terminated before June 30, 2013 without the approval of the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 year	3 years	5 years	10 years
	Value Line Income and Growth Fund	$119	$382	$666	$1,473

The following bullet is added immediately after the bullet captioned “Distribution plan” on page 16 of the Prospectus:

■ Other payments by the Fund

The Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries.  This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that the Fund would otherwise bear had such accounts been direct shareholders in the Fund and may not exceed 0.05% of the Fund’s average daily net assets.  This fee is in addition to the Rule 12b-1 fee.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Supplement dated July 5, 2012 to:

Value Line Asset Allocation Fund, Inc. Statement of Additional Information, dated August 1, 2011, as Supplemented February 17, 2012	The Value Line Fund, Inc. Statement of Additional Information, dated May 1, 2012
Value Line Larger Companies Fund, Inc. Statement of Additional Information, dated May 1, 2012
Value Line Emerging Opportunities Fund, Inc. Statement of Additional Information, dated August 1, 2011, as Supplemented February 17, 2012	Value Line Premier Growth Fund, Inc. Statement of Additional Information, dated May 1, 2012
Value Line Income and Growth Fund, Inc. Statement of Additional Information, dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, each Statement of Additional Information listed above and all applicable Supplements.

The following paragraph is added at the end of the section captioned “INVESTMENT ADVISORY AND OTHER SERVICES” in the Statement of Additional Information:

Transfer and Sub-Transfer Agency Services and Fees.  As described above, State Street, through its affiliate Boston Financial Data Services, Inc., serves as the Fund’s transfer agent and dividend-disbursing agent, and is compensated for such services by the Fund.  In addition, effective July 5, 2012, the Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by the financial intermediaries with the Fund.  The sub-transfer agency fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is equal to the lower of (i) the aggregate amount of additional transfer agency fees and expenses that the Fund would otherwise pay to State Street if each subaccount in the omnibus account maintained by the financial intermediary with the Fund were a direct account with the Fund and (ii) the amount by which the fees charged by the financial intermediary for including the Fund on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Fund’s Plan with respect to Fund assets attributable to shares held by the financial intermediary in the omnibus account.  In addition, the amount of sub-transfer agency fees payable by the Fund to all financial intermediaries in the aggregate is subject to a maximum cap of 0.05% of the Fund’s average daily net assets.  If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary.  The plan pursuant to which the sub-transfer agency fee is paid is subject to annual approval by the Board and is terminable at any time by the Board.  In addition to a financial intermediary receiving a sub-transfer agency fee and payments under the Fund’s service and distribution (Rule 12b-1) plan, the Distributor or its affiliates may make additional payments to the financial intermediary out of their own assets as described below under the caption “SERVICE AND DISTRIBUTION PLAN -- Additional Dealer Compensation.”

The first three paragraphs of the Additional Dealer Compensation section under SERVICE AND DISTRIBUTION PLAN in the Statement of Additional Information is deleted and replaced with the following:

If you purchase shares of the Fund through a broker, fund trading platform or other financial intermediary (collectively, “intermediaries”), your intermediary may receive various forms of compensation (which may come directly or indirectly from the Fund and other Value Line Funds) from the Fund, the Distributor, the Adviser and/or their affiliates.  Such payments may be based on a variety of factors, including sales of Fund shares through that intermediary or the value of shares held by investors through that intermediary.  Compensation from the Distributor may vary among intermediaries.  The types or payments an intermediary may receive include:

●	Payments under the Plan which are asset based charges paid from the assets of the Fund;
●	Payments for sub-transfer agency and related services to omnibus account investors, which are also paid from the assets of the Fund; and
●
Payments by the Distributor out of its own assets.  These payments are in addition to payments made for sub-transfer agency services and under the Plan.  You should ask your intermediary for information about any payments it receives from the Distributor.

Brokerage firms and other intermediaries that sell Fund shares may make decisions about which investment options they will service and make available to their clients based on the payments these entities may be eligible to receive for their services.  Therefore, payments to a brokerage firm or other intermediary may create potential conflicts of interest between that entity and its clients where that entity determines which investment options it will make available to those clients.

          The maximum amount of compensation that may be paid to any intermediary under the Plan is 0.25% of average daily net assets.  The maximum amount of sub-transfer agency fees that may be paid to any intermediary is the lower of (i) the aggregate amount of additional transfer agency fees and expenses that the Fund would otherwise pay to State Street if each subaccount in the omnibus account maintained by the financial intermediary with the Fund were a direct account with the Fund and (ii) the amount by which the fees charged by the financial intermediary for including the Fund on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Fund’s Plan with respect to Fund assets attributable to shares held by the financial intermediary in the omnibus account.   Generally, the maximum amount of additional compensation that the Distributor pays to any intermediary from its own assets is 0.15% of the Fund’s average daily net assets.  However, to the extent the Distributor waives any fees it would have otherwise received under the Plan, the Distributor (and not the Fund) would pay the intermediaries out of its own assets any such amounts waived.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE